Summary of Accumulated Other Comprehensive Income (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	$ 162,014
Other comprehensive income (loss)	(27,759)	$ 30,404
Ending Balance	134,255	162,014
Unrealized Foreign Currency Translation Gains (Losses) [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	616,363	440,733
Other comprehensive income (loss)	(106,781)	175,630
Ending Balance	509,582	616,363
Foreign Exchange Gain (Loss) on Net Investment Hedge [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(454,349)	(309,123)
Other comprehensive income (loss)	79,022	(145,226)
Ending Balance	(375,327)	(454,349)
Accumulated Other Comprehensive Income [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	162,014	131,610
Other comprehensive income (loss)	(27,759)	30,404
Ending Balance	$ 134,255	$ 162,014